Note 14 - Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Voyage And Vessel Operating Expenses [Text Block]
14.       Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of comprehensive income/(loss) are as follows (expressed in thousands of U.S. Dollars):

Voyage Expenses	Year Ended December 31,
	2010	2011	2012
Port charges	(59)	1,141	24
Bunkers	700	4,684	177
Commissions	1,827	1,918	822
Total	2,468	7,743	1,023

Vessel Operating Expenses	Year Ended December 31,
	2010	2011	2012
Crew wages and related costs	6,624	5,415	361
Insurance	2,087	1,165	83
Repairs and maintenance	1,219	1,356	179
Spares and consumable stores	2,862	2,369	184
Taxes (Note 16)	61	63	7
Total	12,853	10,368	814